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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rex Capital Advisors, LLC
Address: 50 Park Row West, Suite 113
         Providence, RI  02903

13F File Number:  28-12260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur X. Duffy
Title:     Managing Member

Phone:     401.383.5370

Signature, Place, and Date of Signing:

*
______________________________________________
  Arthur X. Duffy    Providence, RI    2/14/12


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $135,991,722


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE




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FORM 13F   REX CAPITAL ADVISORS, LLC

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                                                                                                                      ITEM 8:
                                                                            ITEM 5:      ITEM 6:                 VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT              --------------------
ITEM 1:                            ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:  (A)      (B)    (C)
NAME OF ISSUER                  TITLE OF CLASS     NUMBER       VALUE       AMOUNT    (A)  (B)  (C)  MANAGERS  SOLE   SHARED   NONE
-----------------------       -----------------  ---------   -----------   ---------  ---  ---  ---  --------  ----   ------  ------
3M Co                         COMMON STOCK       88579y101       725,354       8,875   XX                                      8,875

ACE Ltd                       COMMON STOCK       H0023R105       347,935         4,962 XX                  		       4,962

American Express Company      COMMON STOCK       025816109       325,567         6,902 XX                   		       6,902

Bank of America Corp          COMMON STOCK       060505104       333,044        59,900 XX                  		      59,900

Boardwalk Pipeline Partners   COMMON STOCK       096627104       302,765        10,942 XX                  		      10,942

BP PLC ADR                    COMMON STOCK       055622104       302,813         7,085 XX                   		       7,085

Chimera Investment Corp       COMMON STOCK       16934Q109        47,477        18,915            XX       		      18,915

Citigroup Inc                 COMMON STOCK       172967424       409,121        15,550 XX                  		      15,550

Diageo PLC ADR New            COMMON STOCK       25243Q205       419,266         4,796 XX                   		       4,796

EI du Pont de Nemours and Co  COMMON STOCK       263534109       236,042         5,156 XX                   		       5,156

EnCana Corp                   COMMON STOCK       292505104       211,149        11,395 XX                  		      11,395

Exelon Corp                   COMMON STOCK       30161N101       238,101         5,490 XX                   		       5,490

Goldman Sachs Group Inc       COMMON STOCK       38141g104       385,232         4,260 XX                   		       4,260

Intel Corp                    COMMON STOCK       458140100       762,178        31,430 XX                                     31,430

JPMorgan Chase & Co           COMMON STOCK       46625h100       448,875        13,500 XX                                     13,500

McDonalds Corp                COMMON STOCK       580135101       405,634         4,043 XX                  		       4,043

Microsoft Corp                COMMON STOCK       594918104       654,581        25,215 XX                  		      25,215

Morgan Stanley                COMMON STOCK       617446448       403,215        26,650 XX                  		      26,650

Nestle SA                     COMMON STOCK       641069406       336,507         5,831 XX                   		       5,831

Quepasa Corp                  COMMON STOCK       74833w206       112,880        34,000 XX                  		      34,000

Star Scientific Inc           COMMON STOCK       85517P101       261,600       120,000 XX                 		     120,000

Target Inc                    COMMON STOCK       87612e106       359,308         7,015 XX                   		       7,015

Travelers Cos Inc             COMMON STOCK       89417E109       362,830         6,132 XX                   		       6,132

Vodafone Group PLC ADR        COMMON STOCK       92857W209       258,717         9,230
Vodafone Group PLC ADR        COMMON STOCK       92857W209       210,085         7,495 XX                   		       7,495
Vodafone Group PLC ADR        COMMON STOCK       92857W209        48,632         1,735            XX        		       1,735

Yandex NV                     COMMON STOCK       n97284108    86,887,855     4,410,551 XX               		   4,410,551

iShares MSCI Asia ex Japan    ETF	         464288182     1,764,985        35,370 XX            			      35,370

iShares MSCI Canada Index     ETF                464286509     5,008,514       188,290 XX                                    188,290

iShares MSCI EAFE Index Fund  ETF                464287465       556,113        11,228 XX                                     11,228

iShares MSCI Japan            ETF                464286848     2,331,249       255,900 XX                                    255,900

iShares Russell 1000 Value    ETF                464287598       241,061         3,797 XX                                      3,797

iShares Russell 2000 IndeX    ETF                464287655     4,279,227        58,023 XX                                     58,023

iShares Russell 2000 ValuE    ETF                464287630       430,335         6,556 XX                                      6,556

iShares S&P 500 Value         ETF                464287408       406,561         7,030 XX                                      7,030

iShares S&P MidCap Value      ETF                464287705     4,185,358        55,085 XX                                     55,085

Market Vectors Pharmaceutical ETF                57060U217       857,978        11,800 XX                  		      11,800

Market Vectors Vietnam        ETF                57060U761       927,563        63,750 XX                                     63,750

Powershares DB Agriculture    ETF                73936b408     1,956,909        67,760 XX                                     67,760

Powershares DB Commodity      ETF                73935S105     2,514,371        93,680 XX                                     93,680

SPDR Gold Trust ETF           ETF                78463V107       550,964         3,625 XX                                      3,625

SPDR S&P 500 ETF Trust        ETF                78462F103    12,358,669        98,475 XX                                     98,475

Vanguard MSCI Emg Mkts        ETF                922042858     2,083,821        54,536 XX                                     54,536


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